Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment information
Net revenues	$ 158,328	$ 113,776	$ 39,633	$ 46,072	$ 42,649	$ 37,659	$ 45,823	$ 60,252	$ 66,909	$ 242,129	$ 210,643	$ 231,884
Income from operations	74,334	39,016	5,665	9,090	6,810	4,534	8,155	14,472	16,507	60,582	43,668	52,513
Interest, net	28,428
Income from operations before income taxes	45,906				5,530					37,126	37,350	45,559
Income tax provision	1,594				2,316					17,296	14,431	18,875
Net income	44,312	9,234	2,681	4,699	3,214	2,106	4,530	7,618	8,665	19,830	22,919	26,684
Depreciation	26,522				3,588					28,923	14,090	14,568
Capital project expenditures, net of reimbursements	24,002				78					16,428	5,190	8,288
Capital maintenance expenditures	871				896					4,230	3,260	3,157
Total assets	2,561,886	2,609,239				267,075				2,609,239	267,075
Eliminations
Segment information
Interest, net	(2,601)
GLP Capital
Segment information
Net revenues	118,112									76,557
Income from operations	67,871									34,333
Interest, net	28,428
Income from operations before income taxes	42,044									15,079
Income tax provision										8,467
Net income	42,044									6,612
Depreciation	23,441									14,896
Capital project expenditures, net of reimbursements	24,002									13,042
Total assets	2,324,839	2,379,243								2,379,243
TRS Properties
Segment information
Net revenues	40,216				42,649					165,572	210,643	231,884
Income from operations	6,463				6,810					26,249	43,668	52,513
Interest, net	2,601
Income from operations before income taxes	3,862				5,530					22,047	37,350	45,559
Income tax provision	1,594				2,316					8,829	14,431	18,875
Net income	2,268				3,214					13,218	22,919	26,684
Depreciation	3,081				3,588					14,027	14,090	14,568
Capital project expenditures, net of reimbursements					78					3,386	5,190	8,288
Capital maintenance expenditures	871				896
Total assets	$ 237,047	$ 229,996				$ 267,075				$ 229,996	$ 267,075